Lease Intangibles Classified as Part of Other Assets or Other Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	$ 7,505,997	$ 8,365,997
Accumulated Amortization	(3,257,615)	(3,339,335)
Net	4,248,382	5,026,662
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	7,505,997	8,365,997
Accumulated Amortization	(3,257,615)	(3,339,335)
Net	4,248,382	5,026,662
Above Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	6,641,851	7,501,851
Accumulated Amortization	(3,175,449)	(3,339,335)
Net	3,466,402	4,162,516
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	6,641,851	7,501,851
Accumulated Amortization	(3,175,449)	(3,339,335)
Net	3,466,402	4,162,516
Leases, Acquired-in-Place
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	651,730	651,730
Accumulated Amortization	(65,173)
Net	586,557	651,730
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	651,730	651,730
Accumulated Amortization	(65,173)
Net	586,557	651,730
Customer Relationships
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	212,416	212,416
Accumulated Amortization	(16,993)
Net	195,423	212,416
Customer Relationships | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	212,416	212,416
Accumulated Amortization	(16,993)
Net	195,423	212,416
Below Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	25,695,395	26,525,395
Accumulated Amortization	(16,281,397)	(14,929,137)
Net	9,413,998	11,596,258
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Gross Amount	25,695,395	26,525,395
Accumulated Amortization	(16,281,397)	(14,929,137)
Net	$ 9,413,998	$ 11,596,258